Finite Lived Intangible Assets and Goodwill - Schedule of Intangible Assets (Excluding Goodwill) (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 23,136,482	$ 731,907	$ 731,907
Accumulated Amortization	1,777,296	612,142	507,770
Intangible assets, net	21,359,186	119,765	224,137
Intellectual property [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	11,852,000	152,000	152,000
Accumulated Amortization	637,000	106,500	81,024
Intangible assets, net	11,215,000	45,500	70,976
Trade names
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	1,800,000
Accumulated Amortization	53,333
Intangible assets, net	1,746,667
Website and software development costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	330,482	225,907	225,907
Accumulated Amortization	174,233	151,642	106,461
Intangible assets, net	156,249	74,265	119,446
Customer relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	9,154,000	354,000	354,000
Accumulated Amortization	912,730	354,000	320,286
Intangible assets, net	$ 8,241,270		$ 33,714